Interest in Other Entities (Details) - Schedule of Financial Information of Material Subsidiaries - USD ($) $ in Thousands		10 Months Ended	12 Months Ended
		Dec. 31, 2022 [1]	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Material Subsidiaries [Member]
Interest in Other Entities (Details) - Schedule of Financial Information of Material Subsidiaries [Line Items]
Revenues			$ 10,008	$ 5,859	$ 6,509
Net income (loss) for the period			(2,992)	(1,134)	(1,540)
Cash flows used in operating activities			(2,598)	(4,823)	(863)
Cash flows used in investing activities			(4,814)	(41)	(4,730)
Cash flows from (used in) financing activities			(156)	12,611	5,695
Net increase (decrease) in cash and cash equivalents			(8,137)	$ 7,747	$ 102
Gix internet [Member]
Interest in Other Entities (Details) - Schedule of Financial Information of Material Subsidiaries [Line Items]
Revenues	[2]	$ 83,532	79,613
Net income (loss) for the period	[2]	414	(4,971)
Total comprehensive income (loss) for the period	[2]	913	(4,791)
Cash flows used in operating activities	[2]	4,232	678
Cash flows used in investing activities	[2]	13	19
Cash flows from (used in) financing activities	[2]	(3,309)	(3,113)
Net increase (decrease) in cash and cash equivalents	[2]	$ 809	$ (2,416)

[1]	Gix Internet was consolidated as of February 28, 2022. For additional information see note 4F.
[2]	Translated according to the average exchange rates for each period.